Events Occurring After the Reporting Date	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Events Occurring After the Reporting Date
NOTE 30. EVENTS OCCURRING AFTER THE REPORTING DATE
On 18 July 2025, US-based Ridgeback Capital Investments L.P. exercised its last remaining convertible notes and warrants in the Company. The conversion of the remaining convertible notes resulted in the issuance of 7,441,304 ordinary shares. The exercise of 847,600 warrants was net settled and resulted in the issuance of 33,904 ordinary shares.
No other matter or circumstance has arisen since 30 June 2025, that has significantly affected the Group’s operations, results, or state of affairs, or may do so in future years.